SCHEDULE SHOWING THE FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2022	$ 127,766	$ 471,063
2023	496,354	450,377
2024	495,957	452,511
2025	392,099	405,795
2026		153,601
2026 and thereafter	254,493
Total Operating Lease Obligations	1,766,669	1,945,347
Less: Amount representing interest	(258,676)	(418,061)
Present Value of minimum lease payments	$ 1,507,993	$ 1,527,286	$ 490,983